UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002138852 (BFA VII Depositor, LLC)

Bayview Opportunity Master Fund VII Trust 2026-CES2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Matthew Tomiak, Senior Vice President (305) 646-6476

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99.1	Disclosure required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Narrative
Schedule 2 – Rating Agency Report
Schedule 3 – Data Compare Report
Schedule 4 – Valuation Report
Schedule 5 – Conditions Report
Schedule 6 – Supplemental Data Report

99.2	Disclosure required by Rule 15Ga-2 for SitusAMC

Schedule 7 – Narrative
Schedule 8 – Rating Agency Report
Schedule 9 – Conditions Report
Schedule 10 – Valuation Report
Schedule 11 – Supplemental Data Report
Schedule 12 – DI Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 23, 2026	BFA VII Depositor, LLC (Securitizer)

	By:	/s/ Matthew Tomiak
		Name:	Matthew Tomiak
		Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosure required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Narrative
Schedule 2 – Rating Agency Report
Schedule 3 – Data Compare Report
Schedule 4 – Valuation Report
Schedule 5 – Conditions Report
Schedule 6 – Supplemental Data Report

99.2	Disclosure required by Rule 15Ga-2 for SitusAMC

Schedule 7 – Narrative
Schedule 8 – Rating Agency Report
Schedule 9 – Conditions Report
Schedule 10 – Valuation Report
Schedule 11 – Supplemental Data Report
Schedule 12 – DI Report